STANDBY EQUITY PURCHASE AGREEMENT - Additional Information (Details)							3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 23, 2025 shares	Jul. 24, 2025 shares	Jul. 15, 2025 shares	Jul. 09, 2025	May 30, 2025 USD ($)	Jan. 31, 2023 shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 shares	Mar. 31, 2024 shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) Days	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement												$ 200,000	$ 200,000
SEPA Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of commitment fee payable											1.00%
Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares						91,899			40,000				40,000	[1],[2]
Issuance of Common Stock (in shares) | shares						91,899			40,000				40,000	[1],[2]
SEPA [Member]
Subsidiary, Sale of Stock [Line Items]
Equity Purchase Agreement Date					May 30, 2025
Shares registered for resale | shares	30,000,000	20,000,000
Maximum advance percentage					100.00%
Equity purchase agreement, threshold percentage of stock price trigger					97.00%
Structuring fee							$ 25,000			$ 25,000	$ 25,000
Percentage of commitment fee payable								50.00%			1.00%
Commitment fee											$ 1,000,000
Execution percentage											50.00%
Number of execution days | Days											90
Legal expenses											$ 50,000
Shares of common stock | shares										50,000,000
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement							1,830,853
Fees and expenses							28,451
Total gross proceeds from issuance of common stock							1,261,880
Received aggregate net cash proceeds										$ 21,909,405
SEPA [Member] | Yorkville Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Repayment of Promissory Note							$ 1,261,880
SEPA [Member] | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares			1,332,623					1,332,623
Shares of common stock | shares							9,801,958
Issuance of Common Stock (in shares) | shares			1,332,623					1,332,623
SEPA [Member] | Maximum
Subsidiary, Sale of Stock [Line Items]
Percentage of common shares outstanding				4.99%	19.99%
SEPA [Member] | Maximum | Common Stock
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Shares Authorized, Amount					$ 100,000,000
SEPA [Member] | Put Option
Subsidiary, Sale of Stock [Line Items]
Fair value of derivative liability							$ 2,582,724			$ 2,582,724	$ 2,582,724

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.